RELATED PARTY TRANSACTIONS - Related Party Loans & Administrative Services Agreement (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 24, 2021
Related Party Transaction [Line Items]
General and administrative expenses—related party	$ 52,500	$ 30,000	$ 44,000	$ 157,500	$ 74,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 300,000
Related Party Loans | Initial Public Offering
Related Party Transaction [Line Items]
Aggregate amount						$ 109,000
Working Capital Loans
Related Party Transaction [Line Items]
Outstanding balance of related party note	$ 0			$ 0	$ 0
Conversion price per share	$ 10			$ 10	$ 10
Amount of reimbursed or accrued	$ 0			$ 0	$ 0
Working Capital Loans | Maximum
Related Party Transaction [Line Items]
Repayment of promissory note - related party				1,500,000	1,500,000
Administrative Service Agreement
Related Party Transaction [Line Items]
General and administrative expenses—related party	53,000	$ 30,000	$ 44,000	158,000	74,000
Outstanding for services under administrative services agreement	$ 232,000			232,000	74,000
Administrative Service Agreement | Maximum
Related Party Transaction [Line Items]
Expenses per month				$ 17,500	$ 17,500